Summary of Unrealized Gains (Losses) for securities at FVOCI (Details) - CAD ($) $ in Millions	Jan. 31, 2022	Oct. 31, 2021
Summary of Unrealized Gains (Losses) for securities at FV through Other Comprehensive Income [Line Items]
Financial assets at fair value through other comprehensive income	$ 75,519	$ 79,066
Securities [member]
Summary of Unrealized Gains (Losses) for securities at FV through Other Comprehensive Income [Line Items]
Cost/amortized cost	73,362	76,765
Gross unrealized gains	777	866
Gross unrealized (losses)	(252)	(167)
Financial assets at fair value through other comprehensive income	73,887	77,464
Securities [member] | Government and government-related securities [member]
Summary of Unrealized Gains (Losses) for securities at FV through Other Comprehensive Income [Line Items]
Cost/amortized cost	54,130	57,397
Gross unrealized gains	287	415
Gross unrealized (losses)	(92)	(32)
Financial assets at fair value through other comprehensive income	54,325	57,780
Securities [member] | Government and government-related securities [member] | Canadian Government Federal Debt [member]
Summary of Unrealized Gains (Losses) for securities at FV through Other Comprehensive Income [Line Items]
Cost/amortized cost	13,129	12,428
Gross unrealized gains	80	98
Gross unrealized (losses)	(20)	(7)
Financial assets at fair value through other comprehensive income	13,189	12,519
Securities [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Summary of Unrealized Gains (Losses) for securities at FV through Other Comprehensive Income [Line Items]
Cost/amortized cost	18,943	17,935
Gross unrealized gains	159	218
Gross unrealized (losses)	(35)	(10)
Financial assets at fair value through other comprehensive income	19,067	18,143
Securities [member] | Government and government-related securities [member] | U.S. federal, state, municipal governments, and agencies debt [member]
Summary of Unrealized Gains (Losses) for securities at FV through Other Comprehensive Income [Line Items]
Cost/amortized cost	16,693	19,232
Gross unrealized gains	43	83
Gross unrealized (losses)	(32)	(15)
Financial assets at fair value through other comprehensive income	16,704	19,300
Securities [member] | Government and government-related securities [member] | Other OECD government-guaranteed debt [member]
Summary of Unrealized Gains (Losses) for securities at FV through Other Comprehensive Income [Line Items]
Cost/amortized cost	5,048	6,551
Gross unrealized gains	4	13
Gross unrealized (losses)	(5)
Financial assets at fair value through other comprehensive income	5,047	6,564
Securities [member] | Government and government-related securities [member] | Mortgage- backed securities [member]
Summary of Unrealized Gains (Losses) for securities at FV through Other Comprehensive Income [Line Items]
Cost/amortized cost	317	1,251
Gross unrealized gains	1	3
Financial assets at fair value through other comprehensive income	318	1,254
Securities [member] | Other debt securities [member]
Summary of Unrealized Gains (Losses) for securities at FV through Other Comprehensive Income [Line Items]
Cost/amortized cost	14,830	15,011
Gross unrealized gains	51	98
Gross unrealized (losses)	(50)	(24)
Financial assets at fair value through other comprehensive income	14,831	15,085
Securities [member] | Other debt securities [member] | Asset-backed financings [member]
Summary of Unrealized Gains (Losses) for securities at FV through Other Comprehensive Income [Line Items]
Cost/amortized cost	7,075	6,957
Gross unrealized gains	18	30
Gross unrealized (losses)	(10)	(6)
Financial assets at fair value through other comprehensive income	7,083	6,981
Securities [member] | Other debt securities [member] | Corporate and other debt [member]
Summary of Unrealized Gains (Losses) for securities at FV through Other Comprehensive Income [Line Items]
Cost/amortized cost	7,755	8,054
Gross unrealized gains	33	68
Gross unrealized (losses)	(40)	(18)
Financial assets at fair value through other comprehensive income	7,748	8,104
Securities [member] | Debt securities [member]
Summary of Unrealized Gains (Losses) for securities at FV through Other Comprehensive Income [Line Items]
Cost/amortized cost	68,960	72,408
Gross unrealized gains	338	513
Gross unrealized (losses)	(142)	(56)
Financial assets at fair value through other comprehensive income	69,156	72,865
Securities [member] | Equity securities [member]
Summary of Unrealized Gains (Losses) for securities at FV through Other Comprehensive Income [Line Items]
Cost/amortized cost	4,402	4,357
Gross unrealized gains	439	353
Gross unrealized (losses)	(110)	(111)
Financial assets at fair value through other comprehensive income	4,731	4,599
Securities [member] | Equity securities [member] | Common shares [member]
Summary of Unrealized Gains (Losses) for securities at FV through Other Comprehensive Income [Line Items]
Cost/amortized cost	3,935	3,887
Gross unrealized gains	398	310
Gross unrealized (losses)	(80)	(80)
Financial assets at fair value through other comprehensive income	4,253	4,117
Securities [member] | Equity securities [member] | Preference shares [member]
Summary of Unrealized Gains (Losses) for securities at FV through Other Comprehensive Income [Line Items]
Cost/amortized cost	467	470
Gross unrealized gains	41	43
Gross unrealized (losses)	(30)	(31)
Financial assets at fair value through other comprehensive income	$ 478	$ 482